Pay vs Performance Disclosure U_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table. In accordance with Item 402(v), below is the tabular disclosure for the Company’s CEOs and the average of our NEOs other than the CEO for the past four fiscal years.

(a)	(b)	(c)	(c)		(d)	(e)	(f)	(g)	(h)	(i)
							Value of Initial Fixed $100 Investment Based on:
Year	Summary Comp. Table Total for Current CEO(1)	Summary Comp. Table Total for Former CEO	Compensation Actually Paid to Current CEO(2)	Compensation Actually Paid to Former CEO	Average Summary Compensation Table Total for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(2)	Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)	GAAP Net Income ($mil.)(5)	PSU OI ($mil.)(6)
2023	$6,067,969	$10,897,739	$5,906,451	$8,784,009	$2,509,460	$2,108,923	$69	$132	$(12.7)	$574.3
2022	—	$12,810,155	—	$11,219,259	$2,823,990	$2,582,913	$71	$131	$(140.6)	$532.8
2021	—	$10,529,261	—	$5,240,661	$2,816,541	$1,954,970	$78	$132	$(68.9)	$471.6
2020	—	$10,967,230	—	$7,936,371	$2,719,981	$2,230,948	$88	$111	$(162.6)	$542.0

(1)
2023 CEOs are Mr. Lockwood-Taylor (current) and Mr. Kessler (former); other NEOs are E. Bezerra, J. Dillard (former), S. Andersen, K. Hanson, and R. Janish; 2022 CEO is M. Kessler; other NEOs are E. Bezerra, S. Andersen, J. Dillard, K. Hanson, T. Kingma (former), and R. Silcock (former); 2021 CEO is M. Kessler; other NEOs are R. Silcock, J. Dillard, S. Andersen, T. Kingma, and S. Kochan; 2020 CEO is M. Kessler; other NEOs are R. Silcock, S. Andersen, T. Kingma, R. Sorota.
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. For all amounts shown in columns (c), the following methods were used to calculate fair value of awards: option awards fair value was determined using a Black-Scholes option-pricing model; restricted stock units (RSUs) fair value was based on PRGO’s closing stock price on each valuation date, including accrued dividend equivalent units; performance stock units (PSUs) fair value assumes estimated performance results as of the end of each reporting year for financial metrics (return on tangible capital was the performance measure for our 2017 and 2018 PSUs, and adjusted operating income was the performance measure for our 2019, 2020, 2021, 2022, and 2023 PSUs) and a Monte Carlo simulation valuation model for market metrics (which were relative TSR vs. a peer group for the 2018, and vs. the S&P 500 constituents for 2019, 2020, 2021, 2022, and 2023 PSUs), in accordance with FASB ASC 718. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to the SCT total compensation to determine the CAP values:

Reconciliation of Summary Compensation Table to Compensation Actually Paid for CEO:

Fiscal Year	Reported Summary Compensation Table Total Compensation for CEO	Minus Summary Compensation Table Reported Total Value of Equity Granted to CEO (a)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year	Minus Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year	Equals CEO CAP
2023 (current)	$6,067,969	$4,300,008	$4,138,489	$—	$—	$—	$—	$5,906,451
2023 (former)	$10,897,739	$10,047,050	$5,372,539	$(230,666)	$2,730,013	$665,344	$(603,910)	$8,784,009
2022	$12,810,155	$9,750,016	$9,282,667	$(758,252)	$—	$(219,914)	$(145,380)	$11,219,259
2021	$10,529,261	$7,749,994	$6,504,216	$(1,836,722)	$—	$(1,135,832)	$(1,070,268)	$5,240,661
2020	$10,967,230	$7,749,982	$6,287,733	$(1,597,037)	$—	$28,428	$—	$7,936,371

Reconciliation of Summary Compensation Table to Compensation Actually Paid for average other NEOs:

Fiscal Year	Reported Summary Compensation Table Total for Average Other NEOs	Minus Summary Compensation Table Reported Total Value of Equity Granted to Average Other NEOs (a)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year	Minus Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year	Equals Average Other NEOs CAP
2023	$2,509,460	$1,411,742	$1,053,612	$(44,700)	$—	$54,504	$(52,211)	$2,108,923
2022	$2,823,990	$1,862,495	$1,530,044	$(81,925)	$217,254	$(25,508)	$(18,447)	$2,582,913
2021	$2,816,541	$1,400,030	$1,110,898	$(329,578)	$76,203	$(159,566)	$(159,498)	$1,954,970
2020	$2,719,981	$1,550,030	$1,257,573	$(197,822)	$—	$10,852	$(9,608)	$2,230,948

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(3)
TSR assumes an investment of $100 on December 31, 2019 and the reinvestment of any dividends.
(4)
Reflects peer group total shareholder return indexed to $100 for the S&P 1500 Consumer Staples Index, which is an industry line index reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable year.
	Values shown reflect PSU OI for the applicable reporting year.
Company Selected Measure Name	PSU OI
Named Executive Officers, Footnote	2023 CEOs are Mr. Lockwood-Taylor (current) and Mr. Kessler (former); other NEOs are E. Bezerra, J. Dillard (former), S. Andersen, K. Hanson, and R. Janish; 2022 CEO is M. Kessler; other NEOs are E. Bezerra, S. Andersen, J. Dillard, K. Hanson, T. Kingma (former), and R. Silcock (former); 2021 CEO is M. Kessler; other NEOs are R. Silcock, J. Dillard, S. Andersen, T. Kingma, and S. Kochan; 2020 CEO is M. Kessler; other NEOs are R. Silcock, S. Andersen, T. Kingma, R. Sorota.
Peer Group Issuers, Footnote	Reflects peer group total shareholder return indexed to $100 for the S&P 1500 Consumer Staples Index, which is an industry line index reported in the performance graph included in the Company’s 2022 Annual Report on Form 10-K.
PEO Total Compensation Amount		$ 12,810,155	$ 10,529,261	$ 10,967,230
PEO Actually Paid Compensation Amount		11,219,259	5,240,661	7,936,371
Adjustment To PEO Compensation, Footnote

Reconciliation of Summary Compensation Table to Compensation Actually Paid for CEO:

Fiscal Year	Reported Summary Compensation Table Total Compensation for CEO	Minus Summary Compensation Table Reported Total Value of Equity Granted to CEO (a)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year	Minus Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year	Equals CEO CAP
2023 (current)	$6,067,969	$4,300,008	$4,138,489	$—	$—	$—	$—	$5,906,451
2023 (former)	$10,897,739	$10,047,050	$5,372,539	$(230,666)	$2,730,013	$665,344	$(603,910)	$8,784,009
2022	$12,810,155	$9,750,016	$9,282,667	$(758,252)	$—	$(219,914)	$(145,380)	$11,219,259
2021	$10,529,261	$7,749,994	$6,504,216	$(1,836,722)	$—	$(1,135,832)	$(1,070,268)	$5,240,661
2020	$10,967,230	$7,749,982	$6,287,733	$(1,597,037)	$—	$28,428	$—	$7,936,371

Non-PEO NEO Average Total Compensation Amount	$ 2,509,460	2,823,990	2,816,541	2,719,981
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,108,923	2,582,913	1,954,970	2,230,948
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Table to Compensation Actually Paid for average other NEOs:

Fiscal Year	Reported Summary Compensation Table Total for Average Other NEOs	Minus Summary Compensation Table Reported Total Value of Equity Granted to Average Other NEOs (a)	Plus Year-End Fair Value of Equity Granted During Fiscal Year that is Outstanding and Unvested at Year-End	Plus (Minus) Year-over-Year Change in Fair Value of Awards Granted in Prior Fiscal Years that are Outstanding and Unvested at Year-End	Plus Fair Value at Vesting Date of Awards Granted and Vested During Year	Plus (Minus) Change in Fair Value from Beginning of the Year to Vesting Date of Awards Granted in Any Prior Fiscal Year That Vested During the Year	Minus Fair Value of Any Awards Granted in any Prior Fiscal Year that Fail to Meet Vesting Conditions During the Fiscal Year	Equals Average Other NEOs CAP
2023	$2,509,460	$1,411,742	$1,053,612	$(44,700)	$—	$54,504	$(52,211)	$2,108,923
2022	$2,823,990	$1,862,495	$1,530,044	$(81,925)	$217,254	$(25,508)	$(18,447)	$2,582,913
2021	$2,816,541	$1,400,030	$1,110,898	$(329,578)	$76,203	$(159,566)	$(159,498)	$1,954,970
2020	$2,719,981	$1,550,030	$1,257,573	$(197,822)	$—	$10,852	$(9,608)	$2,230,948

Compensation Actually Paid vs. Net Income	Relationship between CAP and GAAP Net Income. The graph below reflects the relationship between the CEO and Average other NEO CAP and our GAAP Net Income. As discussed in more detail in our Compensation Discussion & Analysis, GAAP net income is not used as a metric in our annual or long-term incentive plans due to the variance in non-cash and other charges recorded against Net income. As such, we believe that its relationship to CAP and our performance is less illustrative than other metrics that factor more directly into our executive compensation program, including Adj. OI.

Compensation Actually Paid vs. Company Selected Measure

Relationship between CAP and PSU OI (our Company-Selected Measure). The graph below reflects the relationship between CEO and Average Other NEO CAP and PSU OI. PSU OI was the most heavily weighted financial performance metric under our 2023 incentive programs. We believe that PSU OI is an important profitability measure because it directly aligns with our stated strategic long-term growth “3/5/7” objectives, and, when combined with the other measures utilized in our incentive plans, supports long-term shareholder value creation. While the CAP amounts for our CEO and other NEOs were somewhat correlated with changes in our PSU OI, other factors influence CAP, such as our stock price at the time of vesting during the year, the timing of new equity grants, as well as our performance versus the other measures in our annual and long-term incentive plans.

Total Shareholder Return Vs Peer Group

Relationship between CAP and TSR of Company and Peer Group. The graphs below illustrate the relationship between CAP for our CEO and other NEOs with the TSR of the Company and the Peer Group. While the CAP amounts for our CEO and other NEOs were generally aligned with our TSR, other factors influence CAP, such as our stock price at the time of vesting during the year, the timing of new equity grants, as well as our performance versus the other measures in our annual and long-term incentive plans. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Tabular List, Table

Metrics Used for Linking Pay and Performance. The following is a list of performance measures, which in our assessment represent the most important performance measures used by the Company to link compensation actually paid to the NEOs for 2023 to performance. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our PSUs. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.

PSU OI
Net Income
Absolute TSR
Relative TSR

Total Shareholder Return Amount	$ 69	71	78	88
Peer Group Total Shareholder Return Amount	132	131	132	111
Net Income (Loss)	$ (12,700,000)	$ (140,600,000)	$ (68,900,000)	$ (162,600,000)
Company Selected Measure Amount	574.3	532.8	471.6	542.0
Measure:: 1
Pay vs Performance Disclosure
Name	PSU OI
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Current CEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 6,067,969	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 5,906,451	0	0	0
PEO Name	Mr. Lockwood-Taylor
Former CEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,897,739	12,810,155	10,529,261	10,967,230
PEO Actually Paid Compensation Amount	$ 8,784,009	11,219,259	5,240,661	7,936,371
PEO Name	Mr. Kessler
PEO | Summary Compensation Table Reported Total Value Of Equity Granted To Ceo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,750,016	7,749,994	7,749,982
PEO | Year End Fair Value Of Equity Granted During Fiscal Year That Is Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,282,667	6,504,216	6,287,733
PEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Fiscal Years That Are Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		758,252	1,836,722	1,597,037
PEO | Fair Value At Vesting Date Of Awards Granted And Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Change In Fair Value From Beginning Of The Year To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		219,914	1,135,832	28,428
PEO | Fair Value Of Any Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		145,380	1,070,268	0
PEO | Current CEO | Summary Compensation Table Reported Total Value Of Equity Granted To Ceo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,300,008
PEO | Current CEO | Year End Fair Value Of Equity Granted During Fiscal Year That Is Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,138,489
PEO | Current CEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Fiscal Years That Are Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current CEO | Fair Value At Vesting Date Of Awards Granted And Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current CEO | Change In Fair Value From Beginning Of The Year To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Current CEO | Fair Value Of Any Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Former CEO | Summary Compensation Table Reported Total Value Of Equity Granted To Ceo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,047,050
PEO | Former CEO | Year End Fair Value Of Equity Granted During Fiscal Year That Is Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,372,539
PEO | Former CEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Fiscal Years That Are Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,666
PEO | Former CEO | Fair Value At Vesting Date Of Awards Granted And Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,730,013
PEO | Former CEO | Change In Fair Value From Beginning Of The Year To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	665,344
PEO | Former CEO | Fair Value Of Any Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	603,910
Non-PEO NEO | Summary Compensation Table Reported Total Value Of Equity Granted To Ceo
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,411,742	1,862,495	1,400,030	1,550,030
Non-PEO NEO | Year End Fair Value Of Equity Granted During Fiscal Year That Is Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,053,612	1,530,044	1,110,898	1,257,573
Non-PEO NEO | Year Over Year Change In Fair Value Of Awards Granted In Prior Fiscal Years That Are Outstanding And Unvested At Year End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,700	81,925	329,578	197,822
Non-PEO NEO | Fair Value At Vesting Date Of Awards Granted And Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	217,254	76,203	0
Non-PEO NEO | Change In Fair Value From Beginning Of The Year To Vesting Date Of Awards Granted In Any Prior Fiscal Year That Vested During The Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,504	25,508	159,566	10,852
Non-PEO NEO | Fair Value Of Any Awards Granted In Any Prior Fiscal Year That Fail To Meet Vesting Conditions During The Fiscal Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 52,211	$ 18,447	$ 159,498	$ 9,608